Long-Term Debt (Narrative II) (Details Narrative) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended			8 Months Ended
	Mar. 23, 2023	Apr. 30, 2021	May 31, 2021	Jun. 30, 2025	Jun. 30, 2024	Aug. 12, 2024	Aug. 09, 2024	Jul. 31, 2021	Sep. 12, 2024	Sep. 11, 2024	Sep. 05, 2024
Line of Credit Facility [Line Items]
Repayments of Debt				$ 70,393,000	$ 0
Interest rate description				1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate				0.64%
Proceeds from Lines of Credit				$ 218,500,000	$ (0)
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Balloon payment to be paid				$ 35,600,000
Repayments of Debt	$ 2,838,000
Deduction from the balloon installment	$ 1,000,000
Interest rate description				SOFR
Debt Instrument, Description of Variable Rate Basis				3.25% per annum plus CAS
Long-Term Debt, Gross				$ 0
Issuance date of debt instrument				July 6, 2021
Maximum Borrowing Capacity				$ 140,000,000
Description of Scope				to finance the acquisition of the Twelve Vessels
Drawn down date				July 2021
Maturity date				July 2026
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | First Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments				6
Frequency of payments				quarterly
Periodic Payment				$ 8,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Next Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments				8
Frequency of payments				quarterly
Periodic Payment				$ 5,400,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Last Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments				6
Frequency of payments				quarterly
Periodic Payment				$ 2,200,000
$12.0 Million Sinopac Capital International Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayment installments				20
Frequency of payments				quarterly
Periodic Payment				$ 420,000
Balloon payment to be paid				$ 3,600,000
Repayments of Debt										$ 6,960,000
Interest rate description				SOFR
Long-Term Debt, Gross				$ 0
Issuance date of debt instrument				August 27, 2021
Maximum Borrowing Capacity				$ 12,000,000
Description of Scope				partially used to fully refinance the Hayfin Credit Facility
Drawn down date				September 2021
Maturity date				September 2026
Debt Instrument, Basis Spread on Variable Rate				3.25%
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayment installments				20
Frequency of payments				quarterly
Periodic Payment				$ 1,162,450
Balloon payment to be paid				$ 28,421,000
Repayments of Debt						$ 36,558,000
Interest rate description				SOFR
Long-Term Debt, Gross				$ 0
Issuance date of debt instrument				May 6, 2021
Maximum Borrowing Capacity				$ 51,670,000
Description of Scope				in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527
Debt Instrument, Basis Spread on Variable Rate				3.25%
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Debt											$ 12,706,000
Interest rate description				SOFR
Long-Term Debt, Gross				$ 0
Issuance date of debt instrument				April 15, 2021
Maximum Borrowing Capacity				$ 64,200,000
Description of Scope				in order to finance the acquisition of six out of the Seven Vessels
Debt Instrument, Basis Spread on Variable Rate				3.50%
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Repayment installments				16
Frequency of payments				quarterly
Periodic Payment				$ 668,750
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches A, E and F [Member]
Line of Credit Facility [Line Items]
Maturity date				April 2025
Proceeds from Lines of Credit		$ 32,100,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches B and D [Member]
Line of Credit Facility [Line Items]
Maturity date				May 2025
Proceeds from Lines of Credit			$ 21,400,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Maturity date				July 2025
Proceeds from Lines of Credit								$ 10,700,000
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayment installments				20
Frequency of payments				quarterly
Periodic Payment				$ 1,275,000
Balloon payment to be paid				$ 26,200,000
Repayments of Debt							$ 35,125,000
Interest rate description				SOFR
Long-Term Debt, Gross				$ 0
Issuance date of debt instrument				April 13, 2021
Maximum Borrowing Capacity				$ 51,700,000
Description of Scope				in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an outstanding amount of $48,648
Maturity date				April 2026
Debt Instrument, Basis Spread on Variable Rate				2.75%
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Balloon payment to be paid				$ 1,314,000
Repayments of Debt									$ 1,831,000
Interest rate description				SOFR
Long-Term Debt, Gross				$ 0
Issuance date of debt instrument				February 26, 2020
Maximum Borrowing Capacity				$ 9,000,000
Description of Scope				to refinance the DVB Credit Facility
Debt Instrument, Basis Spread on Variable Rate				4.20%
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Frequency of payments				monthly
Periodic Payment				$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Frequency of payments				monthly
Periodic Payment				$ 86,000